Michael J. Cuggino, President

June 11, 2007

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: Permanent Portfolio Family of Funds, Inc.
      Files No. 2-75661 and 811-3379

Ladies and Gentlemen:

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of the Prospectus used with respect to each series of Permanent Portfolio Family of Funds, Inc. (“Registrant”) does not differ from that contained in the Registrant’s Post-Effective Amendment No. 35 (“PEA No. 35”) to its Registration Statement on Form N-1A. PEA No. 35 was electronically filed by the Registrant under Rule 485(b) on May 31, 2007.

           Respectively submitted,

           /s/ Michael J. Cuggino
                Michael J. Cuggino

Attachments

cc: Michael J. Shaffer
          Division of Investment Management
     R. Darrell Mounts
          Kirkpatrick & Lockhart Preston Gates Ellis LLP
     Yoon Y. Choo
          Kirkpatrick & Lockhart Preston Gates Ellis LLP

Permanent Portfolio Family of Funds, Inc. • 600 Montgomery Street, 27th Floor, San Francisco, California 94111
(415) 398-8000 • www.permanentportfoliofunds.com • Distributed by Quasar Distributors, LLC